5. Capitalized Software Development Costs	9 Months Ended
Jun. 30, 2013
Notes
5. Capitalized Software Development Costs

5.     Capitalized Software Development Costs

The following is a summary of capitalized software development costs:

June 30, 2013
Beginning balance	$383,227
Additions	298,726
Amortization	(308,730)
Charge offs	-
Capitalized software development costs, net	$373,223

Amortization expense for the three months ended June 30, 2013 was $107,273 and $118,244, respectively. Amortization expense for the nine months ended June 30, 2013 was $308,730 and $319,498, respectively.

Amortization expense for the remaining estimated lives of these costs are as follows:

Year Ending June 30,
2013	$251,191
2014	122,032
$373,223